Classification of Financial Instruments - Classification of comprehensive income (loss) from financial instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income, expense, gains or losses of financial instruments
Interest income		₩ 223,767	₩ 206,143	₩ 241,778
Dividend income		12,777	11,477	9,446
Impairment of available-for-sale financial assets			(2,713)	(86,703)
Gain (loss) on valuation of derivatives		153,203	(874,667)	288,068
Gain (loss) on transaction of derivatives		147,297
Gain (loss) on valuation of derivatives (equity, before tax)		(6,429)
Gain (loss) on valuation of financial assets		1,879	12	0
Gain on disposal of financial assets		1,837
Interest expense of borrowings and debt securities		(1,320,516)
Interest expense of trade and other payables		(42,830)	(57,160)	(68,375)
Interest expense of others		(505,112)	(491,665)	(482,428)
Gain (loss) on foreign currency transactions and translations		(356,159)
Cash and Cash Equivalents
Income, expense, gains or losses of financial instruments
Interest income		40,704	35,474	61,380
Financial assets available-for-sale
Income, expense, gains or losses of financial instruments
Dividend income			11,477	9,446
Impairment of available-for-sale financial assets			(2,713)	(86,703)
Gain (loss) on disposal of available-for-sale financial assets			(1,213)	1,473
Financial assets at amortized cost
Income, expense, gains or losses of financial instruments
Interest income		89
Held-to-maturity investments
Income, expense, gains or losses of financial instruments
Interest income			82	97
Loans and receivables
Income, expense, gains or losses of financial instruments
Interest income		21,925	30,014	25,106
Trade and other receivables
Income, expense, gains or losses of financial instruments
Interest income		90,390	102,727	102,237
Short-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income		41,025	29,412	45,763
Long-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income		7,920	8,144	7,195
Other financial assets
Income, expense, gains or losses of financial instruments
Interest income		1
Financial assets at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Interest income		21,713	290
Gain (loss) on valuation of derivatives		34,117	(214,100)	113,671
Gain (loss) on transaction of derivatives		39,114	(37,266)	(8,039)
Gain (loss) on valuation of financial assets		1,879	12
Gain on disposal of financial assets		1,837
Financial assets at fair value through other comprehensive income
Income, expense, gains or losses of financial instruments
Dividend income		12,777
Derivative assets (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives		69,799	(41,129)	145,458
Gain (loss) on transaction of derivatives		34,152	(58,299)	(13,994)
Gain (loss) on valuation of derivatives (equity, before tax)	[1]	8,600	2,453	50,047
Financial liabilities carried at amortized cost
Income, expense, gains or losses of financial instruments
Interest expense of borrowings and debt securities		(1,320,516)	(1,240,727)	(1,202,065)
Interest expense of trade and other payables		(42,830)	(57,160)	(68,375)
Interest expense of others		(505,112)	(491,665)	(482,428)
Loss on retirement of financial liabilities			(5)	(23,000)
Gain (loss) on foreign currency transactions and translations		(356,159)	1,075,215	(290,485)
Financial liabilities at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives		(4,650)	(179,879)	23,225
Gain (loss) on transaction of derivatives		36,046	(27,175)	17,045
Derivative liabilities (using hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives		53,937	(439,559)	5,714
Gain (loss) on transaction of derivatives		37,985	(46,221)	(51,450)
Gain (loss) on valuation of derivatives (equity, before tax)	[1]	₩ (15,029)	₩ 29,431	₩ (3,297)

[1]	Items are included in other comprehensive income or loss. All other income and gain amounts listed above are included in finance income, and all expense and losses listed above are included in finance expenses in the consolidated statements of comprehensive income or loss.